Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on a Recurring Basis

The following table presents the fair value level for the assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The Company does not have any liabilities that are measured at fair value.

	Fair Value Measurements
Description	Balance Sept 30, 2013	(In thousands) Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$38,693	$38,693	$—	$—

Short-term investments:
Certificates of deposit	$230	$—	$230	$—

The following table presents the fair value level for the cash and cash equivalents and short-term investments which represents the assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The Company does not have any liabilities that are measured at fair value.

Description	Balance December 31, 2012	Level 1	Level 2	Level 3
	(In thousands)
Cash and cash equivalents	$7,414	$6,604	$810	$—
Short-term investments	203	—	203	—

Total	$7,617	$6,604	$1,013	$—